Financial instruments - classification - Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Assets	£ 340,843	£ 316,476	£ 302,430
Cash and balances at central banks
Assets
Assets	35,799	2,567
Loans and advances to banks - amounts due from intermediate holding company and fellow subsidiaries
Assets
Assets	77,926	94,686
Loans and advances to banks - reverse repos
Assets
Assets		774
Loans and advances to banks - other
Assets
Assets	1,919	1,692
Items in course of collection from other banks	593	559
Loans and advances to customers - amounts due from fellow subsidiaries
Assets
Assets		3,223
Loans and advances to customers - reverse repos
Assets
Assets		7,476
Loans and advances to customers - other
Assets
Assets	191,889	166,366
Debt securities
Assets
Assets	1,612	4,463
Equity shares
Assets
Assets	43	87
Settlement balances
Assets
Assets	3	1,693
Derivatives - amounts due from intermediate holding company and fellow subsidiaries
Assets
Assets	1,709
Derivatives - amounts due from intermediate holding company
Assets
Assets		2,929
Derivatives - other
Assets
Assets	606	975
Assets of disposal groups
Assets
Assets	24,526	24,976
Other assets
Assets
Assets	4,811	4,569
Held-for-trading
Assets
Assets	2,344	27,707
Held-for-trading | Loans and advances to banks - amounts due from intermediate holding company and fellow subsidiaries
Assets
Assets	22	7,815
Held-for-trading | Loans and advances to banks - reverse repos
Assets
Assets		774
Held-for-trading | Loans and advances to customers - amounts due from fellow subsidiaries
Assets
Assets		3,170
Held-for-trading | Loans and advances to customers - reverse repos
Assets
Assets		7,476
Held-for-trading | Loans and advances to customers - other
Assets
Assets	7	459
Held-for-trading | Debt securities
Assets
Assets		4,102
Held-for-trading | Equity shares
Assets
Assets		7
Held-for-trading | Derivatives - amounts due from intermediate holding company and fellow subsidiaries
Assets
Assets	1,709
Held-for-trading | Derivatives - amounts due from intermediate holding company
Assets
Assets		2,929
Held-for-trading | Derivatives - other
Assets
Assets	606	975
Designated as at fair value through profit or loss
Assets
Assets	166	384
Designated as at fair value through profit or loss | Loans and advances to banks - amounts due from intermediate holding company and fellow subsidiaries
Assets
Assets	132	340
Designated as at fair value through profit or loss | Equity shares
Assets
Assets	34	44
Designated as at fair value through profit or loss | Settlement balances
Assets
Assets	(2)
Available-for-sale
Assets
Assets	562	397
Available-for-sale | Debt securities
Assets
Assets	553	361
Available-for-sale | Equity shares
Assets
Assets	9	36
Loans and receivables
Assets
Assets	308,434	258,443
Loans and receivables | Cash and balances at central banks
Assets
Assets	35,799	2,567
Loans and receivables | Loans and advances to banks - amounts due from intermediate holding company and fellow subsidiaries
Assets
Assets	77,772	86,531
Loans and receivables | Loans and advances to banks - other
Assets
Assets	1,919	1,692
Loans and receivables | Loans and advances to customers - amounts due from fellow subsidiaries
Assets
Assets		53
Loans and receivables | Loans and advances to customers - other
Assets
Assets	191,882	165,907
Loans and receivables | Debt securities
Assets
Assets	1,059
Loans and receivables | Settlement balances
Assets
Assets	3	1,693
Other assets
Assets
Assets	29,337	29,545
Other assets | Assets of disposal groups
Assets
Assets	24,526	24,976
Other assets | Other assets
Assets
Assets	4,811	4,569
Bank
Assets
Assets	259,717	228,921
Bank | Cash and balances at central banks
Assets
Assets	34,763	1,198
Bank | Loans and advances to banks - amounts due from intermediate holding company and fellow subsidiaries
Assets
Assets	54,153	63,427
Bank | Loans and advances to banks - other
Assets
Assets	1,635	1,176
Items in course of collection from other banks	562	531
Bank | Loans and advances to customers - amounts due from fellow subsidiaries
Assets
Assets	58	65
Bank | Loans and advances to customers - other
Assets
Assets	160,621	150,082
Bank | Debt securities
Assets
Assets	1,059
Bank | Equity shares
Assets
Assets	7	11
Bank | Investment in group undertakings
Assets
Assets	2,546	6,931
Bank | Settlement balances
Assets
Assets		119
Bank | Derivatives - amounts due from intermediate holding company
Assets
Assets	1,697	2,167
Bank | Derivatives - other
Assets
Assets	580	915
Bank | Other assets
Assets
Assets	2,598	2,830
Bank | Held-for-trading
Assets
Assets	2,306	3,227
Bank | Held-for-trading | Loans and advances to banks - amounts due from intermediate holding company and fellow subsidiaries
Assets
Assets	22	19
Bank | Held-for-trading | Loans and advances to customers - other
Assets
Assets	7	119
Bank | Held-for-trading | Equity shares
Assets
Assets		7
Bank | Held-for-trading | Derivatives - amounts due from intermediate holding company
Assets
Assets	1,697	2,167
Bank | Held-for-trading | Derivatives - other
Assets
Assets	580	915
Bank | Designated as at fair value through profit or loss
Assets
Assets	130	311
Bank | Designated as at fair value through profit or loss | Loans and advances to banks - amounts due from intermediate holding company and fellow subsidiaries
Assets
Assets	130	311
Bank | Available-for-sale
Assets
Assets	7	4
Bank | Available-for-sale | Equity shares
Assets
Assets	7	4
Bank | Loans and receivables
Assets
Assets	252,130	215,618
Bank | Loans and receivables | Cash and balances at central banks
Assets
Assets	34,763	1,198
Bank | Loans and receivables | Loans and advances to banks - amounts due from intermediate holding company and fellow subsidiaries
Assets
Assets	54,001	63,097
Bank | Loans and receivables | Loans and advances to banks - other
Assets
Assets	1,635	1,176
Bank | Loans and receivables | Loans and advances to customers - amounts due from fellow subsidiaries
Assets
Assets	58	65
Bank | Loans and receivables | Loans and advances to customers - other
Assets
Assets	160,614	149,963
Bank | Loans and receivables | Debt securities
Assets
Assets	1,059
Bank | Loans and receivables | Settlement balances
Assets
Assets		119
Bank | Other assets
Assets
Assets	5,144	9,761
Bank | Other assets | Investment in group undertakings
Assets
Assets	2,546	6,931
Bank | Other assets | Other assets
Assets
Assets	£ 2,598	£ 2,830